Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Entity Registrant Name	VIVAKOR, INC.
Entity Central Index Key	0001450704
Entity Tax Identification Number	26-2178141
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4101 North Thanksgiving Way
Entity Address, Postal Zip Code	Lehi, UT
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false